Income Taxes - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Beginning balance	$ 148	$ 172	$ 166
Additions based on tax positions related to the current year	12	6	16
Additions for tax positions of prior years	40	19	28
Reductions for tax positions of prior years	(23)	(38)	(22)
Reductions for settlements	(17)	(8)	(3)
Reductions due to lapse in statute of limitations	(3)	(2)	(5)
Change attributable to foreign currency translation	3	(1)	(8)
Ending balance	$ 160	$ 148	$ 172